Nature of Operations, Business Activities and Summary of Significant Accounting Policies (Detail Textuals)	1 Months Ended	12 Months Ended
	Oct. 31, 2014 shares	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($)
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents | $		$ 3,221,209	$ 207,330	$ 1,025,023
Restricted cash | $		37,500
Property and equipment, net | $		$ 13,383	$ 21,354
Property, plant and equipment, depreciation methods		Straight-line method
Property plant and equipment estimated useful life		Two to three years
Number of reportable segment | Segment		1
Common stock outstanding		19,903,163	16,000,000
Nemus Acquisition Corp
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Number of shares exchanged	12,880,000
Common stock outstanding	16,000,000
Nemus Acquisition Corp | Nemus Bioscience, Inc
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Reverse merger common stock issuance with par value (in shares)	3,120,000